Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
June 30, 2025
FBF-Y30-NPRT1-0825
1.9892471.106
Bond Funds - 38.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	179,067	1,792,465
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	29,080,170	224,208,114
Fidelity Series Corporate Bond Fund (b)	17,470,233	164,045,489
Fidelity Series Emerging Markets Debt Fund (b)	2,442,251	19,782,234
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	604,141	5,805,798
Fidelity Series Floating Rate High Income Fund (b)	394,289	3,493,404
Fidelity Series Government Bond Index Fund (b)	29,375,420	269,666,354
Fidelity Series High Income Fund (b)	2,301,002	20,248,821
Fidelity Series International Developed Markets Bond Index Fund (b)	21,265,836	185,438,091
Fidelity Series Investment Grade Bond Fund (b)	25,092,430	253,433,544
Fidelity Series Investment Grade Securitized Fund (b)	17,454,634	156,568,067
Fidelity Series Long-Term Treasury Bond Index Fund (b)	33,185,166	178,536,192
Fidelity Series Real Estate Income Fund (b)	366,368	3,671,005
TOTAL BOND FUNDS (Cost $1,574,013,931)		1,486,689,578

Domestic Equity Funds - 34.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	14,837,638	306,693,969
Fidelity Series Commodity Strategy Fund (b)	77,534	7,046,298
Fidelity Series Large Cap Growth Index Fund (b)	7,331,570	197,292,538
Fidelity Series Large Cap Stock Fund (b)	7,058,632	182,747,977
Fidelity Series Large Cap Value Index Fund (b)	21,468,904	370,338,594
Fidelity Series Small Cap Core Fund (b)	7,071,341	82,451,840
Fidelity Series Small Cap Opportunities Fund (b)	2,619,896	38,276,674
Fidelity Series Value Discovery Fund (b)	8,197,244	132,549,439
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,012,504,525)		1,317,397,329

International Equity Funds - 27.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,226,225	77,720,278
Fidelity Series Emerging Markets Fund (b)	6,600,870	67,394,879
Fidelity Series Emerging Markets Opportunities Fund (b)	12,600,911	269,911,522
Fidelity Series International Growth Fund (b)	8,746,657	173,621,134
Fidelity Series International Index Fund (b)	4,568,702	65,332,443
Fidelity Series International Small Cap Fund (b)	2,533,595	50,266,525
Fidelity Series International Value Fund (b)	11,328,946	172,993,007
Fidelity Series Overseas Fund (b)	10,690,901	173,192,598
Fidelity Series Select International Small Cap Fund (b)	237,957	3,169,593
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $835,785,339)		1,053,601,979

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	2,180,000	2,177,716
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,910,000	1,906,486
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	2,470,000	2,463,427
US Treasury Bills 0% 7/3/2025	4.18	110,000	109,974
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	2,710,000	2,700,590
US Treasury Bills 0% 8/14/2025 (d)	4.32	20,000	19,894
US Treasury Bills 0% 8/28/2025 (d)	4.27 to 4.28	1,090,000	1,082,405
US Treasury Bills 0% 9/4/2025 (d)	4.29	320,000	317,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,778,065)			10,778,031

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,266,442)	4.32	6,265,190	6,266,442

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,439,348,302)	3,874,733,359
NET OTHER ASSETS (LIABILITIES) - 0.0%	(608,721)
NET ASSETS - 100.0%	3,874,124,638

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	321	Sep 2025	43,041,285	368,518	368,518
ICE MSCI Emerging Markets Index Contracts (United States)	271	Sep 2025	16,713,925	330,448	330,448

TOTAL EQUITY CONTRACTS					698,966

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	977	Sep 2025	109,530,859	2,345,848	2,345,848
CBOT US Treasury Long Bond Contracts (United States)	354	Sep 2025	40,820,625	1,622,456	1,622,456

TOTAL INTEREST RATE CONTRACTS					3,968,304

TOTAL PURCHASED					4,667,270

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	245	Sep 2025	76,608,438	(2,708,461)	(2,708,461)

TOTAL FUTURES CONTRACTS					1,958,809
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,238,508.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,771,886	20,353,907	25,859,351	75,599	-	-	6,266,442	6,265,190	0.0%
Total	11,771,886	20,353,907	25,859,351	75,599	-	-	6,266,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,749,141	92,737	59,943	6,499	230	10,300	1,792,465	179,067
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	200,524,630	29,279,586	4,816,173	771,229	(284,780)	(495,149)	224,208,114	29,080,170
Fidelity Series Blue Chip Growth Fund	274,690,307	13,603,815	35,444,192	-	278,976	53,565,063	306,693,969	14,837,638
Fidelity Series Canada Fund	64,627,473	4,624,337	1,400,673	-	27,707	9,841,434	77,720,278	4,226,225
Fidelity Series Commodity Strategy Fund	7,040,926	348,086	121,639	-	1,365	(222,440)	7,046,298	77,534
Fidelity Series Corporate Bond Fund	148,614,096	16,838,763	2,657,526	1,807,746	(159)	1,250,315	164,045,489	17,470,233
Fidelity Series Emerging Markets Debt Fund	18,565,419	1,237,877	334,510	280,639	(1,378)	314,825	19,782,233	2,442,251
Fidelity Series Emerging Markets Debt Local Currency Fund	5,245,930	243,662	85,148	-	1,436	399,918	5,805,798	604,141
Fidelity Series Emerging Markets Fund	60,193,880	2,968,916	2,754,547	-	(23,008)	7,009,638	67,394,879	6,600,870
Fidelity Series Emerging Markets Opportunities Fund	240,920,772	11,284,146	11,187,583	-	387,925	28,506,262	269,911,522	12,600,911
Fidelity Series Floating Rate High Income Fund	3,304,203	241,806	60,820	67,763	(322)	8,537	3,493,404	394,289
Fidelity Series Government Bond Index Fund	240,866,996	33,474,786	4,574,557	2,295,937	2,911	(103,782)	269,666,354	29,375,420
Fidelity Series High Income Fund	18,761,626	1,254,755	328,428	314,919	477	560,391	20,248,821	2,301,002
Fidelity Series International Developed Markets Bond Index Fund	171,161,814	16,038,928	3,963,331	834,245	18,019	2,182,661	185,438,091	21,265,836
Fidelity Series International Growth Fund	148,380,223	14,709,670	6,983,920	-	351,723	17,163,438	173,621,134	8,746,657
Fidelity Series International Index Fund	57,666,763	3,417,344	2,624,953	-	47,583	6,825,706	65,332,443	4,568,702
Fidelity Series International Small Cap Fund	45,279,045	1,406,594	4,669,101	-	(420,618)	8,670,605	50,266,525	2,533,595
Fidelity Series International Value Fund	165,702,473	7,939,948	20,308,374	-	1,051,583	18,607,377	172,993,007	11,328,946
Fidelity Series Investment Grade Bond Fund	228,637,023	27,856,443	3,914,938	2,507,438	2,095	852,921	253,433,544	25,092,430
Fidelity Series Investment Grade Securitized Fund	143,792,763	15,232,553	2,558,265	1,654,433	885	100,131	156,568,067	17,454,634
Fidelity Series Large Cap Growth Index Fund	174,222,681	9,182,462	16,574,209	270,200	139,306	30,322,298	197,292,538	7,331,570
Fidelity Series Large Cap Stock Fund	160,308,607	10,143,820	12,563,341	-	308,417	24,550,474	182,747,977	7,058,632
Fidelity Series Large Cap Value Index Fund	339,694,172	23,675,845	6,433,001	-	2,531	13,399,047	370,338,594	21,468,904
Fidelity Series Long-Term Treasury Bond Index Fund	166,100,952	19,212,632	2,796,673	1,573,953	(4,588)	(3,976,131)	178,536,192	33,185,166
Fidelity Series Overseas Fund	151,480,206	8,710,057	6,822,515	-	183,373	19,641,477	173,192,598	10,690,901
Fidelity Series Real Estate Income Fund	3,505,458	219,362	68,570	52,213	(239)	14,994	3,671,005	366,368
Fidelity Series Select International Small Cap Fund	635,073	2,159,946	6,679	-	(113)	381,366	3,169,593	237,957
Fidelity Series Short-Term Credit Fund	376	-	377	-	10	(9)	-	-
Fidelity Series Small Cap Core Fund	78,370,263	3,568,136	5,387,660	-	(227,842)	6,128,943	82,451,840	7,071,341
Fidelity Series Small Cap Opportunities Fund	34,925,847	1,604,518	1,555,396	-	(72,953)	3,374,658	38,276,674	2,619,896
Fidelity Series Value Discovery Fund	122,570,441	8,232,151	2,085,835	-	(6,712)	3,839,394	132,549,439	8,197,244
	3,477,539,579	288,803,681	163,142,877	12,437,214	1,763,840	252,724,662	3,857,688,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.